Summary of Significant Accounting Policies (Details 4) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	7 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2012	May 27, 2011
Equity Structure
Cash to be received for outstanding shares of common stock (in dollars per share)				$ 6.88
EVHC
Equity Structure
Cash to be received for outstanding shares of common stock (in dollars per share)			$ 6.88	$ 6.88
CD&R Affiliates | EVHC
Equity Structure
Investment in common stock				$ 887.1
CD&R Affiliates | Holding
Equity Structure
Investment in common stock			887.1
Stock options
Equity Structure
Price per share to determine cash payment (in dollars per share)		$ 6.88
Stock options | EVHC
Equity Structure
Price per share to determine cash payment (in dollars per share)	$ 6.88	$ 6.88
Aggregate value of existing options rolled over to purchase common stock			$ 28.3	$ 28.3
Restricted shares
Equity Structure
Cash to be received for stock awards (in dollars per share)		$ 6.88
Restricted shares | EVHC
Equity Structure
Cash to be received for stock awards (in dollars per share)	$ 6.88	$ 6.88
Restricted stock units
Equity Structure
Cash to be received for stock awards (in dollars per share)		$ 6.88
Restricted stock units | EVHC
Equity Structure
Cash to be received for stock awards (in dollars per share)	$ 6.88	$ 6.88